Business Acquisitions	12 Months Ended
Apr. 02, 2016
BUSINESS ACQUISITION DISCLOSURE [Abstract]
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

Business Combination between RFMD and TriQuint

Effective January 1, 2015, pursuant to the Merger Agreement, RFMD and TriQuint completed a strategic combination of their respective businesses through the “merger of equals” Business Combination.

As a result of the Business Combination, RFMD and TriQuint have combined complementary product portfolios, featuring power amplifiers (PAs), power management integrated circuits (PMICs), antenna control solutions, switch-based products and premium filters, to deliver a comprehensive portfolio of high-performance mobile solutions. It is expected that the Business Combination will continue to strengthen the combined company’s service to the infrastructure and defense/aerospace industries and enable advanced gallium nitride (GaN) solutions for additional markets and applications. It is also expected that customers will benefit from new scale advantages in manufacturing and R&D, as well as an aggressive roadmap of new products and technologies.
The parties effected the Business Combination by (i) merging a newly-formed direct subsidiary of Qorvo with and into TriQuint, with TriQuint surviving the merger as a wholly owned direct subsidiary of Qorvo (such merger, the “TriQuint Merger”); and (ii) merging a newly-formed direct subsidiary of Qorvo with and into RFMD, with RFMD surviving the merger as a wholly owned direct subsidiary of Qorvo (the “RFMD Merger”).

Pursuant to the terms of the Merger Agreement, at the effective time of the RFMD Merger (the “RFMD Merger Effective Time”), by virtue of the RFMD Merger and without any action on the part of any stockholder, each share of common stock of RFMD, no par value per share (“RFMD Common Stock”), was converted into the right to receive 0.25 of a share of common stock, par value $0.0001 per share, of Qorvo (the exchange ratio of one share of RFMD Common Stock for 0.25 of a share of Qorvo Common Stock, the “RFMD Conversion Ratio”) plus cash in lieu of fractional shares. The Merger Agreement provided that, at the RFMD Merger Effective Time, all RFMD equity awards as of immediately prior to the RFMD Merger Effective Time were assumed by Qorvo, except that such equity awards as were exercisable for or may be settled in shares of RFMD Common Stock became exercisable for or may be settled in shares of Qorvo Common Stock based on the RFMD Conversion Ratio.

Pursuant to the terms of the Merger Agreement, at the effective time of the TriQuint Merger (the “TriQuint Merger Effective Time”), by virtue of the TriQuint Merger and without any action on the part of any stockholder, each share of common stock of TriQuint, $0.001 par value per share (“TriQuint Common Stock”), was converted into the right to receive 0.4187 of a share of Qorvo Common Stock (the exchange ratio of one share of TriQuint Common Stock for 0.4187 of a share of Qorvo Common Stock, the “TriQuint Conversion Ratio” and, together with the RFMD Conversion Ratio, the “Conversion Ratios”) plus cash in lieu of fractional shares. The Merger Agreement provided that, at the TriQuint Merger Effective Time, all TriQuint equity awards as of immediately prior to the TriQuint Merger Effective Time were assumed by Qorvo, except that such equity awards as were exercisable for or may be settled in shares of TriQuint Common Stock became exercisable for or may be settled in shares of Qorvo Common Stock based on the TriQuint Conversion Ratio.

The RFMD Merger Effective Time occurred immediately after the TriQuint Merger Effective Time. At the closing of the transaction, the effect of the application of the Conversion Ratios constituted a one-for-four reverse stock split of the issued and outstanding shares of RFMD Common Stock and TriQuint Common Stock. All share and per share information contained in the accompanying Consolidated Financial Statements and Notes to the Consolidated Financial Statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

The RFMD Common Stock and the TriQuint Common Stock were voluntarily delisted from the NASDAQ Stock Market in connection with the Business Combination. The Qorvo Common Stock is now trading on the NASDAQ Global Select Market under the ticker symbol “QRVO”.

Based on an evaluation of the provisions of FASB ASC Topic 805, “Business Combinations,” RFMD was determined to be the acquirer for accounting purposes. Under FASB ASC Topic 805, RFMD is treated as having acquired TriQuint in an all-stock transaction for an estimated total purchase price of approximately $5,254.4 million. The calculation of the total purchase price was based on the outstanding shares of TriQuint Common Stock as of the acquisition date multiplied by the exchange ratio of 1.6749, and the resulting shares were then adjusted by the one-for-four reverse stock split and multiplied by the Qorvo split-adjusted share price of $66.36 on the date of acquisition. The purchase price also includes the fair value of replacement equity awards attributable to service prior to the closing of the Business Combination, which is estimated based on the ratio of the service period rendered as of the acquisition date to the total service period.

The measurement period (up to one year from the acquisition date pursuant to ASC Topic 805 "Business Combinations") was concluded during the third quarter of fiscal 2016. The initial $2,036.7 million allocated to goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed, which amount was allocated to the Company's MP operating segment ($1,745.5 million) and IDP operating segment ($291.2 million). During the measurement period, $3.8 million and $1.1 million of goodwill was reduced and allocated to property and equipment and deferred taxes, respectively. Goodwill recognized from the Business Combination is not deductible for income tax purposes.

TriQuint's results of operations, which include revenue of $259.5 million and a net loss of $132.5 million, are included in the Company’s fiscal 2015 Consolidated Statements of Operations for the period of January 1, 2015 through March 28, 2015. The net loss includes adjustments for amortization expense of the acquired intangible assets, inventory step-up, stock-based compensation related to the Business Combination and restructuring expenses.

During fiscal 2016, the Company incurred approximately $26.5 million of integration costs and approximately $10.1 million of restructuring costs (including stock-based compensation) associated with the Business Combination. During fiscal 2015, the Company incurred acquisition costs of $12.2 million, integration costs of $31.3 million, and restructuring costs of $10.9 million associated with the Business Combination. During fiscal 2014, the Company incurred acquisition-related costs of $5.1 million associated with the Business Combination.

The acquisition, integration and restructuring costs are being expensed as incurred and are presented in the Consolidated Statements of Operations as "Other operating expense." See Note 10 for further information on the restructuring.

Pro forma financial information (unaudited)

The following unaudited pro forma consolidated financial information for fiscal years 2015 and 2014 assumes that the Business Combination was completed as of March 31, 2013 (in thousands, except per share data):

	2015	2014
Revenue	$2,556,045	$2,037,466
Net income (loss)	30,447	(475,219)
Basic net income (loss) per share	$0.21	$(3.26)
Diluted net income (loss) per share	$0.20	$(3.26)

Pro forma revenue includes adjustments for the purchases by RFMD of various products from TriQuint. These results are not intended to be a projection of future results and do not reflect the actual revenue that might have been achieved by Qorvo. Pro forma net income (loss) includes adjustments for amortization expense of acquired intangible assets, stock-based compensation, acquisition-related costs, and an adjustment for income taxes.

These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the revenue or operating results that would have been achieved had the acquisition actually taken place as of March 31, 2013. In addition, these results are not intended to be a projection of future results and do not reflect synergies that might be achieved from the combined operations.